Equity Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended
	Nov. 30, 2022	Nov. 30, 2022	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022
Equity Incentive Plans [Line Items]
Fair market value percentage						85.00%
Restricted shares (in Shares)	10,000,000
Forfeited shares (in Shares)		10,000,000				670,000
Common stock warrants (in Shares)			400,000			400,000	132,464
Stock based compensation expense						$ 2,242
Unrecognised share based compensation			$ 1,489			1,489
Aggregate intrinsic value of stock options outstanding			951			951
Stock options exercisable			$ 951			951
Total intrinsic value						4,709	$ 0
Fair value of options vested						$ 1,531	$ 2,246
Weighted-average grant date fair value of options (in Dollars per share)						$ 3.5	$ 3.59
Weighted-average period						2 years
Warrant [Member]
Equity Incentive Plans [Line Items]
Common stock warrants (in Shares)			28,000			28,000			300,000
Common Stock [Member]
Equity Incentive Plans [Line Items]
Reserved shares (in Shares)			226,251,295			226,251,295
Common Stock [Member] | Warrant [Member]
Equity Incentive Plans [Line Items]
Common stock warrants (in Shares)								500,000
2023 Equity Incentive Plan [Member]
Equity Incentive Plans [Line Items]
Reserved shares (in Shares)			2,290,183			2,290,183
2023 Employee Stock Purchase Plan [Member]
Equity Incentive Plans [Line Items]
Reserved shares (in Shares)			858,935			858,935
Restricted Stock Units (RSUs) [Member]
Equity Incentive Plans [Line Items]
Restricted shares (in Shares)		5,000,000
Forfeited shares (in Shares)						34,915
Stock based compensation expense						$ 3,706
Unrecognised share based compensation			$ 31,275			$ 31,275
Weighted-average period						3 years 6 months
Restricted Stock Units (RSUs) [Member] | Warrant [Member]
Equity Incentive Plans [Line Items]
Stock based compensation expense						$ 11,846
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Equity Incentive Plans [Line Items]
Forfeited shares (in Shares)						1,000,000
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
Equity Incentive Plans [Line Items]
Common stock warrants (in Shares)	1,000,000	1,000,000
Stock Options [Member]
Equity Incentive Plans [Line Items]
Stock option shares (in Shares)						474,313
Class A Common Stock [Member]
Equity Incentive Plans [Line Items]
Common stock warrants (in Shares)			300,000			300,000
Class A Common Stock [Member] | Warrant [Member]
Equity Incentive Plans [Line Items]
Common stock warrants (in Shares)			130,000			130,000
Class A Common Stock [Member] | Common Stock [Member]
Equity Incentive Plans [Line Items]
Stock option shares (in Shares)			1,323,528	29,880	168,235
Class A Common Stock [Member] | Stock Options [Member]
Equity Incentive Plans [Line Items]
Stock option shares (in Shares)						195,115